5. Accrued Liabilities (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Payables and Accruals [Abstract]
Accrued salaries, severance	$ 140,820	$ 198,061
Accrued salaries, payroll deduction to pay	8,434	9,381
Accrued vacation	75,477	74,656
Payroll taxes	10,823	5,522
Other accrued liabilities	3,065	29,678
Total	$ 238,619	$ 317,298